Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
LEASE LIABILITIES
Current lease liabilities	$ 41,518	$ 26,982	$ 27,520
Non-current lease liabilities	$ 368,679	$ 268,670	$ 278,097

[1]	See Note 3.